Legal Claims - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Legal Claims [Abstract]
Social security contributions employer's portion	R$ 3,857	R$ 3,652
Proceeding rendered services to investment funds		266
Legal claim collection of open debts	R$ 19,470	R$ 18,154